Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 34,893	$ 32,455
Borrowings	56,098	57,023
Total borrowings	90,991	89,478
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	4,211	4,506
Borrowings	35,967	35,072
Total borrowings	$ 40,178	$ 39,578
Percent of current borrowings	5.00%	5.00%
Percent of non-current borrowings	39.00%	39.00%
Percent of total loans	44.00%	44.00%